Note 17 - Earnings (Loss) Per Share (Details) - Basic and Diluted Earnings (Loss) Per Share (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Basic and Diluted Earnings (Loss) Per Share [Abstract]
Net Income (loss) from continuing operations (in thousands) (in Dollars)	$ (19,093)		$ (26,688)		$ 8,997
Income (loss) from discontinued operations (in thousands) (in Dollars)	(6)	[1]	895	[1]	9	[1]
Net income (loss) (in thousands) (in Dollars)	$ (19,099)		$ (25,793)		$ 9,006
Weighted average shares outstanding (in thousands) – basic (in Shares)	1,435,778		1,552,190		1,656,092
Options and RSUs (in thousands) (in Shares)					38,211
Weighted average shares outstanding (in thousands) – diluted (in Shares)	1,435,778		1,552,190		1,694,303
Continuing operations	$ (0.01)		$ (0.02)		$ 0.01
	$ (0.01)		$ (0.02)		$ 0.01
Continuing operations	$ (0.01)		$ (0.02)		$ 0.01
	$ (0.01)		$ (0.02)		$ 0.01

[1]	INCLUDES STOCK-BASED COMPENSATION CHARGE